EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Change in the asset’s limit (excluding interest income)	R$ (237,589)	R$ 348,800	R$ (109,355)
Actuarial losses and (gains)	(20,282)	(392,687)	186,665
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Loss due to change in financial assumptions	(27,989)	(448,752)	194,988
Loss due to experience adjustments	7,707	60,215	(13,933)
Loss due to changes in assumptions		(4,150)	5,610
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Change in the asset’s limit (excluding interest income)	(237,589)	348,800	(109,355)
Actuarial losses and (gains)	R$ 4,062	R$ (10,565)	R$ 14,972